UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2005         (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Value Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 96.5%
Consumer Discretionary - 23.5%
Claire’s Stores, Inc.	52,400		$1,264,412
Comcast Corp., Special Class A*	89,100	[2]	2,564,298
Discovery Holding Co.*	13,670	[2]	197,395
Dollar Tree Stores, Inc.*	86,800	[2]	1,879,220
Gannett Co., Inc.	55,050		3,789,092
Gap, Inc., The	94,000		1,638,420
Hughes Supply, Inc.	67,000		2,184,200
Jones Apparel Group, Inc.	54,000	[2]	1,539,000
Lear Corp.	72,000	[2]	2,445,840
Liberty Media Corp.*	169,900		1,367,695
Office Depot, Inc.*	41,570		1,234,629
Pacific Sunwear of California, Inc.*	76,800		1,646,592
Pulte Homes, Inc.	27,220	[2]	1,168,282
Rent-A-Center, Inc.*	60,000		1,158,600
Ruby Tuesday, Inc.	45,200	[2]	983,552
Time Warner Co., Inc.*	138,400		2,506,424
Yum! Brands, Inc.	16,880	[2]	817,161
Total Consumer Discretionary			28,384,812
Consumer Staples - 1.5%
CVS Corp.	63,400		1,839,234
Energy - 7.7%
ChevronTexaco Corp.	64,900		4,200,977
ConocoPhillips Co.	35,200		2,460,832
Devon Energy Corp.	37,800		2,594,592
Total Energy			9,256,401
Financials - 30.0%
ACE, Ltd.	33,050	[2]	1,555,664
Allstate Corp., The	24,000		1,326,960
AMBAC Financial Group, Inc.	17,500		1,261,050
American International Group, Inc.	80,620	[2]	4,995,215
Bank of America Corp.	40,450		1,702,945
Chubb Corp.	14,830	[2]	1,328,027
Citigroup, Inc.	116,041	[2]	5,282,186
Fannie Mae Co.	56,400		2,527,848
Goldman Sachs Group, Inc.	15,600		1,896,648
Hartford Financial Services Group, Inc.	10,100		779,417
MBIA, Inc.	41,000	[2]	2,485,420
MBNA Corp.	119,600		2,946,944
Merrill Lynch & Co., Inc.	47,600		2,920,260
Morgan Stanley Co.	28,720		1,549,156
North Fork Bancorporation, Inc.	33,330		849,915
St. Paul Travelers Companies, Inc., The	31,930	[2]	1,432,699
Washington Mutual, Inc.	33,800	[2]	1,325,636
Total Financials			36,165,990
Health Care - 8.5%
Abbott Laboratories Co.	34,800		1,475,520
Cardinal Health, Inc.	20,600	[2]	1,306,864
GlaxoSmithKline PLC, Sponsored ADR	4,600	[2]	235,888
HCA, Inc.	29,340	[2]	1,405,973
Health Management Associates, Inc.	34,500	[2]	809,715
Pfizer, Inc.	134,200		3,350,974
WellPoint, Inc.*	22,200		1,683,204
Total Health Care			10,268,138

Value Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 10.5%
Career Education Corp.*	36,200	[2]	$1,287,272
Cendant Corp.	111,470		2,300,741
Emerson Electric Co.	22,700		1,629,860
General Electric Co.	47,775		1,608,584
Honeywell International, Inc.	32,400		1,215,000
Pitney Bowes, Inc.	38,100		1,590,294
Tyco International, Ltd.	52,300	[2]	1,456,555
United Technologies Corp.	29,200		1,513,728
Total Industrials			12,602,034
Information Technology - 5.9%
First Data Corp.	28,690	[2]	1,147,600
Hewlett-Packard Co.	63,611		1,857,441
Nokia Corp., Sponsored ADR	154,500	[2]	2,612,595
Xerox Corp.*	108,310	[2]	1,478,432
Total Information Technology			7,096,068
Materials - 3.4%
E.I. du Pont de Nemours & Co., Inc.	103,000	[2]	4,034,510
Telecommunication Services - 4.0%
Sprint Corp.	77,317	[2]	1,838,598
Verizon Communications, Inc.	91,000	[2]	2,974,790
Total Telecommunication Services			4,813,388
Utilities - 1.5%
Exelon Corp.	34,900	[2]	1,865,056
Total Common Stocks (cost $99,829,674)			116,325,631
Short-Term Investments - 31.8%
Other Investment Companies - 29.9%[1]
Bank of New York Institutional Cash Reserves Fund, 3.81%[3]	31,273,820		31,273,820
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59%	4,799,731		4,799,731
Total Other Investment Companies			36,073,551
	Principal Amount
Other Short-Term Investments - 1.9%[1]
Goldman Sachs Promissory Note, 3.97%[3]	$1,251,225		1,252,735
Bryant Park Funding LLC, Commercial Paper, 3.79%	997,375		997,284
Total Other Short-Term Invesments			2,250,019
Total Short-Term Investments (cost $38,323,570)			38,323,570
Total Investments - 128.3% (cost $138,153,244)			154,649,201
Other Assets, less Liabilities - (28.3)%			(34,095,427)
Net Assets - 100.0%			$120,553,774

Capital Appreciation Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks – 93.2%
Consumer Discretionary - 11.6%
Bed Bath & Beyond, Inc.*	17,700		$711,186
Best Buy Co., Inc.	20,000	[2]	870,600
Carnival Corp.	22,600	[2]	1,129,548
Cheesecake Factory, Inc., The*	18,000	[2]	562,320
Coach, Inc.*	8,000		250,880
D.R. Horton, Inc.	18,633		674,887
Getty Images, Inc.*	6,300	[2]	542,052
Harrah’s Entertainment, Inc.	16,400		1,069,116
J.C. Penney Co., Inc., Holding Co.	20,000	[2]	948,400
Kohl’s Corp.*	11,500	[2]	577,070
Lowe’s Co., Inc.	13,000	[2]	837,200
News Corp., Inc., Class A	44,200		689,078
Staples, Inc.	59,350		1,265,342
Target Corp.	10,000		519,300
Walt Disney Co., The	28,500		687,705
Yum! Brands, Inc.	11,000	[2]	532,510
Total Consumer Discretionary			11,867,194
Consumer Staples - 4.2%
Hershey Foods Corp.	10,000		563,100
Kellogg Co.	12,000		553,560
Procter & Gamble Co.	38,400	[2]	2,283,264
Walgreen Co.	20,000		869,000
Total Consumer Staples			4,268,924
Energy - 9.7%
ConocoPhillips Co.	12,000		838,920
Devon Energy Corp.	10,000		686,400
ENSCO International, Inc.	21,700	[2]	1,011,003
EOG Resources, Inc.	10,000	[2]	749,000
Exxon Mobil Corp.	12,000		762,480
Halliburton Co.	15,000	[2]	1,027,800
Noble Corp.	8,000	[2]	547,680
Patterson-UTI Energy, Inc.	10,000		360,800
Schlumberger, Ltd.	27,400	[2]	2,312,012
Weatherford International, Ltd.*	24,000	[2]	1,647,840
Total Energy			9,943,935
Financials - 4.5%
American International Group, Inc.	21,300		1,319,748
Blackrock, Inc.	9,300		824,166
Chicago Mercantile Exchange Holdings, Inc.	2,000	[2]	674,600
Goldman Sachs Group, Inc.	3,700		449,846
Merrill Lynch & Co., Inc.	11,900		730,065
Wells Fargo & Co.	10,000		585,700
Total Financials			4,584,125
Health Care - 23.2%
Amgen, Inc.*	10,000		796,700
Caremark Rx, Inc.*	36,200		1,807,466
Fisher Scientific International, Inc.*	10,600	[2]	657,730
Genentech, Inc.*	30,600		2,576,826
Genzyme Corp.*	13,400		959,976
Gilead Sciences, Inc.*	40,500		1,974,780
Kyphon, Inc.*	23,000	[2]	1,010,620
McKesson Corp.	29,000		1,376,050
Medtronic, Inc.	45,400		2,434,348
MGI Pharmaceuticals, Inc.*	28,600	[2]	666,666

Capital Appreciation Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care (continued)
Novartis AG, Sponsored ADR	45,500		$2,320,500
Roche Holdings, Ltd., Sponsored ADR	8,000		557,844
Stryker Corp.	26,000	[2]	1,285,180
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	38,200	[2]	1,276,644
UnitedHealth Group, Inc.	38,300		2,152,460
WellPoint, Inc.*	11,000		834,020
Zimmer Holdings, Inc. *	15,000	[2]	1,033,350
Total Health Care			23,721,160
Industrials - 12.7%
3M Co.	7,000	[2]	513,520
Canadian Pacific Railway Ltd.	24,000		1,031,040
Caterpillar, Inc.	15,000	[2]	881,250
Emerson Electric Co.	17,000		1,220,600
General Electric Co.	123,800		4,168,346
Illinois Tool Works, Inc.	9,500		782,135
ITT Industries, Inc.	11,000	[2]	1,249,600
Jacobs Engineering Group, Inc.*	10,000	[2]	674,000
PACCAR, Inc.	10,000		678,900
Robert Half International, Inc.	30,000	[2]	1,067,700
UTI Worldwide, Inc.	10,100		784,770
Total Industrials			13,051,861
Information Technology - 24.4%
Applied Materials, Inc.	26,900	[2]	456,224
Autodesk, Inc.	52,700	[2]	2,447,388
Automatic Data Processing, Inc.	15,000	[2]	645,600
Cisco Systems, Inc.*	118,700		2,128,291
Corning, Inc.*	52,500		1,014,825
Dell, Inc.*	66,300		2,267,460
Electronic Arts, Inc.*	9,800	[2]	557,522
EMC Corp.*	45,000		582,300
Google Inc.*	2,465		780,074
Intel Corp.	35,000		862,750
Linear Technology Corp.	15,000	[2]	563,850
Marvell Technology Group Ltd.*	8,400	[2]	387,324
Maxim Integrated Products, Inc.	22,600	[2]	963,890
Mercury Interactive Corp.*	18,900	[2]	748,440
Microsoft Corp.	95,900		2,467,507
Molex, Inc.	22,500	[2]	578,475
Nokia Corp., Sponsored ADR	35,000	[2]	591,850
Paychex, Inc.	20,000	[2]	741,600
Qualcomm, Inc.	56,500	[2]	2,528,375
SAP Aktiengesellschaft Systems, Sponsored ADR	25,000	[2]	1,083,250
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	56,000		460,320
Texas Instruments, Inc.	20,000		678,000
VeriSign, Inc.*	28,900		617,593
Yahoo!, Inc.*	25,600		866,304
Total Information Technology			25,019,212
Materials - 2.9%
Arch Coal, Inc.	9,000	[2]	607,500
BHP Billiton Ltd.	7,000		239,260
Peabody Energy Corp.	8,500		716,975
Phelps Dodge Corp.	2,000	[2]	259,860
Praxair, Inc.	25,000	[2]	1,198,250
Total Materials			3,021,845
Total Common Stocks (cost $83,692,510)			95,478,256

Capital Appreciation Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Short-Term Investments - 28.6%[1]
Other Investment Companies - 27.4%[1]
Bank of New York Institutional Cash Reserves Fund, 3.81%[3]	21,940,890	$21,940,890
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59%	6,119,407	6,119,407
Total Other Investment Companies		28,060,297

	Principal Amount
Other Short-Term Investment - 1.2%[1]
Goldman Sachs Promissory Note, 3.97%[3]	$1,251,225	1,252,735
Total Short-Term Investments (cost $29,313,032)		29,313,032
Total Investments - 121.8% (cost $113,005,542)		124,791,288
Other Assets, less Liabilities - (21.8)%		(22,314,244)
Net Assets - 100.0%		$102,477,044

Small Company Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks – 97.0%
Consumer Discretionary - 21.2%
BJ’s Restaurants, Inc. *	8,150	[2]	$166,505
Carter’s, Inc.*	6,025		342,220
Coldwater Creek, Inc.*	19,087		481,374
Cost Plus, Inc.*	8,175	[2]	148,376
Fred’s, Inc.	24,570	[2]	307,371
GameStop Corp.*	16,100	[2]	506,666
Gentex Corp.	13,950		242,730
Getty Images, Inc.*	3,050	[2]	262,422
Harman International Industries, Inc.	1,775		181,529
Insight Enterprises, Inc.*	31,575		587,295
MarineMax, Inc.*	12,600	[2]	321,174
Michaels Stores, Inc.	9,200	[2]	304,152
O’Reilly Automotive, Inc.*	7,400	[2]	208,532
Penn National Gaming, Inc.*	11,150		346,877
PEP Boys-Manny, Moe & Jack, Inc.	7,100		98,264
Rare Hospitality International, Inc.*	12,800		328,960
Red Robin Gourmet Burgers, Inc.*	10,550	[2]	483,612
Ruby Tuesday, Inc.	22,150	[2]	481,984
Service Corp. International	59,250		491,183
TBC Corp.*	13,825		476,824
Tractor Supply Co.*	10,750	[2]	490,737
Total Consumer Discretionary			7,258,787
Consumer Staples - 3.3%
Central European Distribution Corp.*	7,351	[2]	313,079
Elizabeth Arden, Inc.*	15,525	[2]	335,030
Performance Food Group Co.*	15,575	[2]	491,547
Total Consumer Staples			1,139,656
Energy - 9.6%
Core Laboratories N.V.*	7,650		246,789
Delta Petroleum Corp.*	13,250	[2]	275,600
Duvernay Oil Corp.*	5,325		194,309
Niko Resources, Ltd.	7,900		347,126
Parallel Petroleum Corp.*	13,175		184,450
Tidewater, Inc.	8,025		390,577
Ultra Petroleum Corp.*	22,800		1,296,864
Whiting Petroleum Corp.*	7,750	[2]	339,760
Total Energy			3,275,475
Financials - 0.4%
Boston Private Financial Holdings, Inc.	4,475	[2]	118,767
Health Care - 13.3%
Connetics Corp.*	9,500		160,645
Covance, Inc.*	12,800		614,272
Martek Biosciences Corp.*	4,550	[2]	159,842
PSS World Medical, Inc.*	29,875	[2]	398,533
Resmed, Inc.*	6,825	[2]	543,611
Respironics, Inc.*	16,625		701,243
Salix Pharmaceuticals, Ltd.*	23,750	[2]	504,687
Sonosite, Inc.*	15,300		454,104
The Cooper Companies, Inc.	5,300		406,032
United Surgical Partners International, Inc.*	15,825		618,916
Total Health Care			4,561,885
Industrials - 20.9%
Actuant Corp., Class A*	6,635	[2]	310,518
Aeroflex, Inc. *	37,300		349,128

Small Company Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials (continued)
Carlisle Co., Inc.	7,025		$446,579
Chicago Bridge & Iron Co. N.V.	16,650		517,648
ChoicePoint, Inc.*	10,050		433,859
CoStar Group, Inc.*	7,025	[2]	328,208
DeVry, Inc.*	24,075	[2]	458,629
Educate, Inc.	5,275		79,125
ElkCorp.	8,400		300,468
Hewitt Associates, Inc., Class A*	11,900	[2]	324,632
Intermagnetics General Corp.*	8,300	[2]	231,902
Laureate Education, Inc. *	10,950		536,222
Mobile Mini, Inc.*	10,750	[2]	466,013
MSC Industrial Direct Co., Class A	13,750	[2]	456,087
Navigant Consulting, Inc.*	13,800		264,408
NCI Building Systems, Inc.*	9,050	[2]	369,150
Pentair, Inc.	10,300	[2]	375,950
Providence Service Corp.*	5,625		172,068
Si International, Inc. *	7,500		232,275
UTI Worldwide, Inc.	6,575		510,877
Total Industrials			7,163,746
Information Technology - 27.6%
Acxiom Corp.	24,900		466,128
Alliance Data Systems Corp.*	8,350		326,903
ATMI, Inc.*	9,200	[2]	285,200
Avid Technology, Inc.*	8,450	[2]	349,830
Avocent Corp.*	17,575		556,073
Benchmark Electronics, Inc.*	14,025		422,433
Ceridian Corp.*	18,650	[2]	386,988
Digitas, Inc.*	23,250		264,120
Diodes, Inc.*	6,750		244,755
Emulex Corp.*	10,600	[2]	214,226
Fair Isaac Corp.	6,293		281,926
FARO Technologies, Inc.*	4,650	[2]	90,628
FEI Co.*	11,050	[2]	212,713
International Rectifier Corp.*	7,425	[2]	334,718
MAXIMUS, Inc.	13,700		489,775
MPS Group, Inc.*	23,575		278,185
OPNET Technologies, Inc.*	19,750		166,295
Photon Dynamics, Inc.*	8,375		160,381
Polycom, Inc.*	16,950		274,082
Progress Software Corp.*	12,500		397,125
Radisys Corp.*	18,375	[2]	356,475
RightNow Technologies, Inc.*	23,525		346,287
Rogers Corp.*	8,625	[2]	333,788
Silicon Image, Inc.*	20,350	[2]	180,912
Tekelec*	36,275	[2]	759,960
Tessera Technologies, Inc. *	9,150	[2]	273,677
Tollgrade Communications, Inc.*	10,300		87,138
UNOVA, Inc.*	14,950	[2]	522,950
Valueclick, Inc.*	22,750		388,798
Total Information Technology			9,452,469
Materials - 0.7%
MacDermid, Inc.	9,475	[2]	248,814
Total Common Stocks (cost $25,528,052)			33,219,599

Small Company Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Other Investment Companies - 24.1%[1]
Bank of New York Institutional Cash Reserves Fund, 3.81%[3]	7,110,233	$7,110,233
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59%	1,144,780	1,142,973
Total Other Investment Companies (cost $8,253,206)		8,253,206
Total Investments - 121.1% (cost $33,781,258)		41,472,805
Other Assets, less Liabilities - (21.1)%		(7,229,894)
Net Assets - 100.0%		$34,242,911

Special Equity Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 91.4%
Consumer Discretionary - 18.1%
ADVO, Inc.	354,633		$11,096,467
Aftermarket Technology Corp.*	482,000		8,863,980
AnnTaylor Stores Corp.*	536,000	[2]	14,230,800
Applebee’s International, Inc.	388,125	[2]	8,030,306
Beasley Broadcasting Group, Inc.*	356,712		5,011,804
Beazer Homes USA, Inc.	481,975	[2]	28,277,473
Big 5 Sporting Goods Corp.	393,600	[2]	9,391,296
Big Lots, Inc.*	757,152	[2]	8,321,100
Borders Group, Inc.	416,700		9,238,239
CBRL Group, Inc.	546,130	[2]	18,382,736
Coldwater Creek, Inc.*	466,900	[2]	11,775,218
Cosi, Inc.*	258,525		2,538,716
COX Radio, Inc., Class A*	368,600	[2]	5,602,720
Dana Corp.	1,360,000	[2]	12,797,600
Dillard’s, Inc., Class A	2,296,200	[2]	47,944,656
Drew Industries, Inc.*	432,400	[2]	11,160,244
Duckwall-ALCO Stores, Inc.*	200,000	[2]	4,632,000
Emmis Communications Corp., Class A*	703,068	[2]	15,530,772
GameStop Corp.*	183,300	[2]	5,768,451
Gaylord Entertainment Co., Class A*	161,233	[2]	7,682,752
Genesco, Inc.*	358,850	[2]	13,363,574
Getty Images, Inc.*	88,200	[2]	7,588,728
Gildan Activewear, Inc., Class A*	41,800	[2]	1,598,014
Guess?, Inc.*	159,800	[2]	3,424,514
Gymboree Corp.*	1,291,900		17,621,516
Hot Topic, Inc.*	208,700	[2]	3,205,632
IMPCO Technologies, Inc.*	265,600	[2]	1,593,600
Insight Communications Co., Inc., Class A*	698,400	[2]	8,122,392
Kerzner International, Ltd.*	348,300	[2]	19,348,065
La Quinta Corp.*	845,000	[2]	7,343,050
M. D. C. Holdings, Inc.	189,590	[2]	14,956,755
Meritage Homes Corp.*	331,500	[2]	25,412,790
Orient-Express Hotels Ltd.	268,900	[2]	7,642,138
Pacific Sunwear of California, Inc.*	287,900	[2]	6,172,576
Proquest Co.*	427,100	[2]	15,461,020
Rare Hospitality International, Inc.*	134,300	[2]	3,451,510
Ross Stores, Inc.	930,000	[2]	22,041,000
Ruby Tuesday, Inc.	510,900	[2]	11,117,184
Ryland Group, Inc., The	294,200	[2]	20,129,164
Saks, Inc.*	1,023,000	[2]	18,925,500
Salem Communications Corp., Class A*	482,900		8,904,676
School Specialty, Inc.*	156,794	[2]	7,648,411
Source Interlink Companies, Inc.*	255,400	[2]	2,824,724
Sports Authority, Inc.*	442,400	[2]	13,024,256
Standard-Pacific Corp.	407,800	[2]	16,927,778
Steak n Shake Co., The*	452,000		8,203,800
Talbots, Inc.	180,400	[2]	5,397,568
Texas Roadhouse, Inc., Class A*	593,510	[2]	8,843,299
The Wet Seal, Inc., Class A*	1,721,100	[2]	7,744,950
Timberland Co.*	233,900	[2]	7,901,142
TJX Cos., Inc.	160,000	[2]	3,276,800
Toll Brothers, Inc.*	332,300	[2]	14,843,841
Toro Co.	293,300	[2]	10,781,708
Visteon Corp.	4,395,300	[2]	42,986,034
Total Consumer Discretionary			634,105,039

Special Equity Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Energy - 2.8%
Comstock Resources, Inc.*	283,200		$9,291,792
Dresser-Rand Group, Inc.*	148,250		3,651,398
Houston Exploration Co.*	329,900	[2]	22,185,775
Key Energy Services, Inc.*	648,300		9,607,806
Newfield Exploration Co.*	147,000		7,217,700
OMI Corp.	64,000	[2]	1,143,680
Overseas Shipholding Group, Inc.	102,000	[2]	5,949,660
Pogo Producing Co.	484,200	[2]	28,538,748
Stone Energy Corp.*	184,800	[2]	11,280,192
Total Energy			98,866,751
Financials - 16.0%
Alabama National Bancorp	64,400	[2]	4,117,736
American Financial Group, Inc.	155,300		5,269,329
American National Insurance Co.	68,950		8,213,324
AmerUs Group, Co.	253,800	[2]	14,560,506
Aspen Insurance Holdings, Ltd.	427,100	[2]	12,620,805
BankUnited Financial Corp.	601,088	[2]	13,746,883
Banner Corp.	217,740		5,800,594
Brown & Brown, Inc.	265,100	[2]	13,172,819
Chicago Mercantile Exchange Holdings, Inc.	67,700	[2]	22,835,210
Chittenden Corp.	495,625	[2]	13,139,019
Clark, Inc.	427,100		7,188,093
Commercial Capital Bancorp, Inc.	393,600	[2]	6,691,200
Conseco, Inc.*	708,200	[2]	14,950,102
Delphi Financial Group, Inc., Class A	310,600		14,536,080
Downey Financial Corp.	393,380	[2]	23,956,841
F.N.B. Corp.	116,000	[2]	2,004,480
FelCor Lodging Trust, Inc.*	2,900,000	[2]	43,935,000
Fifth Third Bancorp	315,724	[2]	11,596,543
Harbor Florida Bancshares, Inc.	224,900	[2]	8,157,123
Hibernia Corp., Class A	816,500	[2]	24,527,659
Hilb, Rogal & Hamilton Co.	305,500	[2]	11,401,260
Investment Technology Group, Inc.*	494,200		14,628,320
iStar Financial, Inc.	381,400	[2]	15,420,002
Jefferies Group, Inc.	240,050	[2]	10,454,178
MCG Capital Corp.	741,378	[2]	12,507,047
Meristar Hospitality Corp. 6 *	5,024,600		45,874,598
MI Developments, Inc., Class A	1,804,700	[2]	60,908,624
National Western Life Insurance Co., Class A*	12,000		2,535,000
Prosperity Bancshares, Inc.	330,300	[2]	9,991,575
Provident Bankshares Corp.	244,065	[2]	8,488,581
Reinsurance Group of America, Inc.	344,800	[2]	15,412,560
Scottish Annuity & Life Holdings, Ltd.	541,700	[2]	12,914,128
St. Joe Co., The	111,500	[2]	6,963,175
Sterling Financial Corp.*	828,805	[2]	18,689,553
Triad Guaranty, Inc.*	106,382		4,172,302
U.S.I. Holdings Corp.*	836,501	[2]	10,866,148
Webster Financial Corp.	279,800	[2]	12,579,808
Westcorp, Inc.	236,800	[2]	13,947,520
Total Financials			558,773,725
Health Care - 11.2%
Affymetrix, Inc.*	79,900	[2]	3,693,777
Amsurg Corp.*	258,400	[2]	7,069,824
Arthrocare Corp.*	617,929	[2]	24,853,104
Atherogenics, Inc.*	213,500	[2]	3,422,405
Centene Corp.*	483,000	[2]	12,089,490

Special Equity Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care (continued)
Cepheid, Inc.*	642,500		$4,748,075
Charles River Laboratories International, Inc.*	398,516	[2]	17,383,268
Cyberonics, Inc.*	150,900		4,502,856
DaVita, Inc.*	224,200		10,328,894
DexCom, Inc.*	257,500	[2]	2,992,150
Eclipsys Corp.*	225,900	[2]	4,030,056
ev3, Inc.*	296,400		5,557,500
First Horizon Pharmaceutical Corp.*	946,800	[2]	18,812,916
Fisher Scientific International, Inc.*	60,000	[2]	3,723,000
Foxhollow Technologies, Inc.*	237,800	[2]	11,321,658
Gen-Probe, Inc.*	258,800	[2]	12,797,660
Harvard Bioscience, Inc.*	607,600		1,853,180
IMS Health, Inc.	820,081		20,641,439
Intuitive Surgical, Inc.*	247,400	[2]	18,131,946
Kyphon, Inc.*	223,750	[2]	9,831,575
LCA-Vision, Inc.	173,850	[2]	6,453,312
LifeCell Corp.*	248,800		5,381,544
Lifepoint Hospitals, Inc.*	361,400	[2]	15,804,022
Lincare Holdings, Inc.*	212,100	[2]	8,706,705
Martek Biosciences Corp.*	144,400	[2]	5,072,772
Medicines Co.*	327,660	[2]	7,539,457
Momenta Pharmaceutical, Inc.*	220,000	[2]	5,995,000
NeoPharm, Inc.*	358,100	[2]	4,440,440
NitroMed, Inc.*	412,800	[2]	7,430,400
NuVasive, Inc.*	324,600	[2]	6,083,004
Owens & Minor, Inc.	213,300	[2]	6,260,355
Par Pharmaceutical Co., Inc.*	188,400	[2]	5,015,208
Priority Healthcare Corp., Class B*	229,122	[2]	6,383,339
Resmed, Inc.*	201,875	[2]	16,079,344
SurModics, Inc.*	108,325	[2]	4,191,094
Syneron Medical Ltd.*	85,150	[2]	3,111,381
Techne Corp.*	98,350	[2]	5,603,983
Telik, Inc.*	238,200	[2]	3,896,952
Thoratec Corp.*	522,400	[2]	9,277,824
Triad Hospitals, Inc.*	558,264		25,272,611
United Therapeutics Corp.*	268,100	[2]	18,713,380
Universal Health Services, Inc., Class B	170,000	[2]	8,097,100
VCA Antech, Inc.*	284,450	[2]	7,259,164
Total Health Care			389,853,164
Industrials - 18.1%
AAR Corp.*	259,200	[2]	4,453,056
Acuity Brands, Inc.	471,953		14,002,846
Adesa, Inc.	349,000		7,712,900
Air France	948,178		15,976,799
Airtran Holdings, Inc.*	1,804,900	[2]	22,850,034
Alaska Airgroup, Inc.*	615,000	[2]	17,871,900
Albany International Corp.	332,500	[2]	12,259,275
Axsys Technologies, Inc. [6]*	643,550		12,620,016
BE Aerospace, Inc.*	582,500		9,652,025
Brady Corp.	9,400	[2]	290,836
Brink’s Co., The	420,241	[2]	17,255,095
Bucyrus International, Inc.	185,850		9,130,811
Builders FirstSource, Inc.*	346,550		7,738,462
Carlisle Co., Inc.	152,500	[2]	9,694,425
CNF, Inc.	105,600	[2]	5,544,000
Continental Airlines, Inc.*	877,900	[2]	8,480,514

Special Equity Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials (continued)
CoStar Group, Inc.*	284,130	[2]	13,274,554
Crane Co.	503,400	[2]	$14,971,116
Curtiss-Wright Corp.	140,300	[2]	8,657,913
DeVry, Inc.*	658,200	[2]	12,538,710
Dycom Industries, Inc.*	727,200	[2]	14,703,984
Education Management Corp.*	83,900		2,704,936
EGL, Inc.*	263,500	[2]	7,154,025
EnerSys*	395,100	[2]	5,993,667
First Advantage Corp.*	379,300		11,151,420
Flowserve Corp.*	262,400	[2]	9,538,240
Granite Construction, Inc.	130,025	[2]	4,972,156
Hudson Highland Group, Inc.*	476,400		11,895,708
Insituform Technologies, Inc.*	594,800	[2]	10,284,092
Interpool, Inc.	424,300		7,743,475
ITT Educational Services, Inc.*	1,139,700	[2]	56,244,195
JetBlue Airways Corp.*	570,300	[2]	10,037,280
JLG Industries, Inc.	388,600	[2]	14,218,874
Knoll, Inc.	286,175		5,251,311
Laidlaw International, Inc.*	559,100		13,513,447
Lydall, Inc.*	234,000		2,089,620
Mercury Computer Systems, Inc.*	422,400	[2]	11,088,000
NCI Building Systems, Inc.*	353,900	[2]	14,435,581
Nuco2, Inc.*	69,300	[2]	1,784,475
Pacer International, Inc.*	303,100	[2]	7,989,716
Portfolio Recovery Associates, Inc.*	380,800	[2]	16,442,944
Power-One, Inc.*	341,400		1,891,356
Precision Castparts Corp.	160,200	[2]	8,506,620
Royal Group Technologies Ltd.*	1,511,100		15,186,555
Ryder System, Inc.	201,400	[2]	6,891,908
Sea Containers, Ltd., Class A	658,900		7,722,308
Sea Containers, Ltd., Class B	13,890		161,263
Sequa Corp., Class A*	99,600		5,876,400
Sequa Corp., Class B*	38,300		2,269,658
Shaw Group Inc., The*	679,150	[2]	16,747,839
Skywest, Inc.	277,600		7,445,232
Steelcase, Inc.	826,900	[2]	11,956,973
Swift Transportation Co., Inc.*	439,300	[2]	7,775,610
Tecumseh Products Co., Class B	175,993		3,623,520
Thomas & Betts Corp.*	653,500	[2]	22,486,934
Trinity Industries, Inc.	75,800	[2]	3,069,142
United Stationers, Inc.*	247,100	[2]	11,826,206
URS Corp.*	404,050		16,319,580
Volt Information Sciences, Inc.*	69,350		1,409,192
Washington Group International, Inc.*	135,300	[2]	7,291,317
Watson Wyatt & Co.	363,100		9,785,545
Total Industrials			632,455,591
Information Technology - 17.1%
3Com Corp.*	4,638,600		18,925,488
Actel Corp.*	642,700		9,293,442
Aladdin Knowledge Systems, Ltd.*	473,900	[2]	9,994,551
Anaren Microwave, Inc. [6]*	1,057,900		14,916,390
Applied Films Corp.*	302,000	[2]	6,342,000
aQuantive, Inc.*	991,900	[2]	19,966,947
ASM International NV*	356,300	[2]	5,027,393
ATMI, Inc.*	1,051,400	[2]	32,593,400
AudioCodes, Ltd.*	1,268,800	[2]	13,969,488

Special Equity Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Audiovox Corp., Class A*	48,900		683,622
Avid Technology, Inc.*	728,000	[2]	30,139,200
Belden CDT, Inc.	375,200	[2]	$7,290,136
Benchmark Electronics, Inc.*	452,700	[2]	13,635,324
Blue Coat Systems, Inc.*	116,900	[2]	5,082,812
Centra Software, Inc.*	321,400		633,158
CheckFree Corp.*	80,700	[2]	3,052,074
Checkpoint Systems, Inc.*	401,200	[2]	9,516,464
Cogent Inc.*	138,150		3,281,063
Cognizant Technology Solutions Corp.*	188,880	[2]	8,799,919
CommScope, Inc.*	707,800	[2]	12,273,252
Comtech Group, Inc.*	736,800		4,406,138
CTS Corp.	929,800	[2]	11,250,580
Digitas, Inc.*	630,500		7,162,480
ECI Telecommunications, Ltd.*	999,400		8,344,990
eFunds Corp.*	705,326	[2]	13,281,289
Electronics for Imaging, Inc.*	478,381	[2]	10,974,060
Equinix, Inc.*	367,400	[2]	15,302,210
Exfo Electro-Optical Engineering, Inc.*	1,893,100	[2]	9,446,569
F5 Networks, Inc.*	188,850	[2]	8,209,310
Fairchild Semiconductor International, Inc.*	1,184,000	[2]	17,594,240
FARO Technologies, Inc.*	101,375	[2]	1,975,799
Global Payments, Inc.	151,000	[2]	11,735,720
Homestore, Inc.*	183,057		796,297
Identix, Inc.*	3,480,100	[2]	16,356,470
Integral Systems, Inc.	141,100		2,912,304
Intevac, Inc.*	497,100		5,125,101
Ixia, Inc.*	304,775	[2]	4,483,240
Kanbay International, Inc.*	224,500		4,220,600
Keithley Instruments, Inc.	635,300		9,275,380
Kemet Corp.*	203,850		1,708,263
MEMC Electronic Materials, Inc.*	466,700	[2]	10,636,092
Mentor Graphics Corp.*	1,169,900	[2]	10,061,140
MRO Software, Inc.*	584,900		9,849,716
Netgear, Inc.*	210,400	[2]	5,062,224
Netscout Systems, Inc.*	681,400		3,700,002
Parametric Technology Corp.*	1,499,500	[2]	10,451,515
Park Electrochemical Corp.	264,300	[2]	7,043,595
Power Integrations, Inc.*	357,500	[2]	7,775,625
Reynolds & Reynolds Co., The, Class A	115,000		3,152,150
RightNow Technologies, Inc.*	737,500	[2]	10,856,000
Rogers Corp.*	153,400	[2]	5,936,580
Salesforce.com, Inc.*	599,600	[2]	13,862,752
ScanSource, Inc.*	134,600	[2]	6,560,404
SERENA Software, Inc.*	269,600	[2]	5,373,128
Sierra Wireless, Inc.*	557,100	[2]	6,328,656
Symmetricom, Inc.*	512,700	[2]	3,968,298
SYNNEX Corp.*	336,900		5,673,396
Synopsys, Inc.*	170,000	[2]	3,213,000
TALX Corp.	224,950		7,376,111
Terayon Communication Systems, Inc. [6] *	3,823,800		14,912,820
Trident Microsystems, Inc. *	661,925	[2]	21,055,833
Verity, Inc.*	112,800		1,197,936
Vishay Intertechnology, Inc.*	713,900	[2]	8,531,105
WebEx Communications, Inc.*	441,200	[2]	10,813,812

Special Equity Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Witness Systems, Inc.*	452,200	[2]	9,446,458
Woodhead Industries, Inc.	335,100		4,600,923
Total Information Technology			597,416,434
Materials - 4.3%
Airgas, Inc.	320,700	[2]	$9,502,341
AK Steel Holding Corp.*	4,929,400	[2]	42,244,958
Aleris International, Inc.*	184,450		5,063,153
Cytec Industries, Inc.	367,500	[2]	15,942,150
Longview Fibre Co.	659,900	[2]	12,861,451
Lubrizol Corp.	439,000	[2]	19,021,870
Scotts Co., The, Class A*	155,600	[2]	13,681,908
Stillwater Mining Co.*	1,168,900	[2]	10,695,435
Symyx Technologies, Inc.*	735,000	[2]	19,198,200
Wheeling-Pittsburgh Corp.*	202,954	[2]	3,395,420
Total Materials			151,606,886
Telecommunication Services - 0.6%
General Communication, Inc., Class A*	878,100		8,693,190
Syniverse Holdings, Inc.*	717,000		11,041,800
Total Telecommunication Services			19,734,990
Utilities - 3.2%
Avista Corp.	1,202,200		23,322,680
Reliant Resources, Inc.*	4,951,500	[2]	76,451,160
Sierra Pacific Resources Corp.*	810,800	[2]	12,040,380
Total Utilities			111,814,220
Total Common Stocks (cost $2,482,439,644)			3,194,626,800
Warrant - 0.0%
Air France, ADR (cost $1,361,928)	861,980		344,792
Short-Term Investments - 36.7%
Other Investment Companies - 28.1%[1]
AIM Liquid Assets Portfolio, Institutional Class Shares, 3.69%	15,445,637		15,445,637
Bank of New York Institutional Cash Reserves Fund, 3.81%[3]	669,344,183		669,344,183
JP Morgan Prime Money Market Fund,
Institutional Class Shares, 3.59%	191,452,019		191,452,019
Vanguard Prime Money Market Fund,
Institutional Class Shares, 3.63%	106,393,137		106,393,137
Total Other Investment Companies			982,634,976

	Principal Amount
Other Short Term Investments - 8.6%
Due 10/03/05 to 07/21/06, 3.48% to 3.97%[3]	$302,003,538		302,048,567
Total Short-Term Investments (cost $1,284,683,543)			1,284,683,543
Total Investments - 128.1% (cost $3,768,485,115)			4,479,655,135
Other Assets, less Liabilities - (28.1%)			(983,166,167)
Net Assets - 100.0%			$3,496,488,968

International Equity Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 99.7%
Consumer Discretionary - 12.5%
Adidas - Salomon AG (Germany)	6,231		$1,088,344
British Sky Broadcasting PLC (United Kingdom)	72,665		720,908
Carphone Warehouse Group, The (United Kingdom)	408,233		1,436,545
Continental AG (Germany)	25,800		2,130,997
Daiwa House Industry Co., Ltd. (Japan)	92,000		1,209,310
EMI Group PLC (United Kingdom)	383,879		1,645,076
Esprit Holdings Limited (Hong Kong)	136,000		1,017,036
George Wimpey PLC (United Kingdom)	89,700		679,900
Grupo Televisa S. A. (Mexico)	19,600		1,405,516
Honda Motor Co., Ltd. (Japan)	38,800	[2]	2,209,302
Hyundai Motor Co., Ltd. (South Korea)	10,200		800,790
Kesa Electricals PLC (United Kingdom)*	132,893		600,545
LVMH Moet Hennessy Louis Vuitton SA (France)	10,951		906,768
Matsushita Electric Industrial Co Ltd (Japan)	54,000		922,394
Pearson PLC (United Kingdom)	61,953		723,840
Publicis Groupe (France)	19,409		619,337
Renault SA (France)	23,200		2,212,561
SES GLOBAL (France)	96,019		1,516,616
Shanghai Forte Land Company Ltd. (Hong Kong)	224,000	[2]	79,622
Swatch Group AG, Class B (Switzerland)	2,298		318,921
Swatch Group AG, The (Switzerland)	15,762		448,843
Toyota Motor Corp. (Japan)	24,400	[2]	1,127,673
Vivendi Universal SA (France)	50,832		1,668,416
Whitbread PLC (United Kingdom)	53,742		903,804
Wolters Kluwer NV (Netherlands)	40,200		749,847
Total Consumer Discretionary			27,142,911
Consumer Staples - 8.0%
British American Tobacco PLC (United Kingdom)	53,400		1,127,607
Delhaize Le Lion (Belgium)	23,300		1,385,085
Diageo PLC (United Kingdom)	74,846		1,080,280
Foster’s Group, Ltd. (Australia)	176,000		782,654
J Sainsbury PLC (United Kingdom)	207,300		1,028,204
Japan Tobacco, Inc. (Japan)	194		3,068,153
Koninklijke Ahold N.V. (Netherlands)	112,400		855,155
L’Oreal SA (France)	9,000		699,263
Metro AG (Germany)	13,900		687,645
Nestle SA, Registered (Switzerland)	3,692		1,088,819
Reckitt Benckiser PLC (United Kingdom)	41,655		1,274,335
Royal Numico NV (Netherlands)*	15,626		686,382
Seven & I Holdings Co., Ltd. (Japan)	60,740		2,015,020
Tate & Lyle PLC (United Kingdom)	76,200		613,332
Tesco PLC (United Kingdom)	95,400		523,008
Yamazaki Baking Co., Ltd. (Japan)	47,000		412,608
Total Consumer Staples			17,327,550
Energy - 12.1%
BP PLC (United Kingdom)	319,900		3,788,797
Canadian Natural Resources, Ltd. (Canada)	36,700		1,660,133
China Petroleum and Chemical Corp., Class H (Hong Kong)	924,000	[2]	421,477
EnCana Corp. (Canada)	63,168		3,692,873
Eni S.p.A. (Italy)	117,444		3,494,783
MOL Magyar Olaj-es Gazipari Rt. (Hungary)*	7,600		843,595
Oao Gazprom-Sponsored ADR (Russia)	6,000	[2]	402,687
Petro-Canada (Canada)	47,400		1,987,320
Petroleo Brasileiro SA, Sponsored ADR (Brazil)	22,400		1,428,000
Repsol YPF, S.A. (Spain)	59,300		1,921,762

International Equity Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Energy (continued)
Royal Dutch Shell PLC, Class A (United Kingdom)	44,900		$1,487,053
Sasol Ltd. (South Africa)	20,236		783,384
SK Corp. (South Korea)	11,080		641,569
Talisman Energy, Inc. (Canada)	21,400		1,048,795
Total SA (France)	9,688	[2]	2,645,572
Total Energy			26,247,800
Financials - 28.3%
Allianz AG (Germany)	12,671		1,716,262
Assurances Generales de France (France)	21,500		2,066,624
Aviva PLC (United Kingdom)	126,100		1,389,960
Banco Bilbao Vizcaya Argentaria SA (Spain)	68,029	[2]	1,197,726
Bank of East Asia, Ltd. (Hong Kong)	302,000		884,793
Bayerische Vereinsbank AG (Germany)*	35,412		1,001,612
BNP Paribas SA (France)	13,400	[2]	1,022,844
CapitaLand Ltd. (Singapore)	230,000		428,113
China Overseas Land & Investment Ltd. (Hong Kong)	952,000		286,418
Credit Agricole SA (France)	5,800		170,799
Credit Suisse Group (Switzerland)	73,152		3,259,057
Daiwa Securities Group, Inc. (Japan)	104,000		818,431
DBS Group Holdings, Ltd. (Singapore)	122,000		1,143,535
Depfa Bank PLC (Ireland)*	58,000		934,543
Deutsche Boerse AG (Germany)	9,536		914,643
Deutsche Postbank AG (Germany)	7,900	[2]	433,443
Friends Provident PLC (United Kingdom)	53,100		175,787
Hang Seng Bank, Ltd. (Hong Kong)	75,800		1,020,204
HBOS PLC (United Kingdom)	109,200		1,651,528
HDFC Bank Ltd. (India)	15,700		246,240
Henderson Land Development Co., Ltd. (Hong Kong)	241,000		1,207,852
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	216,000		741,730
ING Groep NV (Netherlands)	89,117		2,664,823
Japan Retail Fund Investment Corp. (Japan)	76		613,908
Kennedy-Wilson Japan (Japan)	57		190,956
KK DaVinci Advisors (Japan)*	78		297,915
Kookmin Bank (South Korea)	40,074		2,378,106
Macquarie Airports (Australia)	279,529		702,052
Millea Holdings, Inc. (Japan)	76		1,227,581
Mitsubishi Estate Co., Ltd. (Japan)	144,000		1,984,068
Mitsubishi Tokyo Financial Group, Inc. (Japan)	218		2,858,785
Mitsui Fudosan Co., Ltd. (Japan)	120,000		1,815,165
Muenchener Rueckversicherungs AG (Germany)	12,200		1,398,431
Nikko Cordial Corp. (Japan)	43,500	[2]	507,749
Nomura Holdings, Inc. (Japan)	104,000	[2]	1,620,673
NTT Urban Development Corp. (Japan)	22		113,190
ORIX Corp. (Japan)	14,100		2,559,556
Royal Bank of Scotland Group PLC (United Kingdom)	66,100		1,883,295
Shinhan Financial Group Co., Ltd. (South Korea)	24,090		841,727
Shinsei Bank, Ltd. (Japan)	182,000		1,153,390
Shizuoka Bank Ltd., The (Japan)	16,000		165,876
Societe Generale (France)	13,900	[2]	1,593,114
Standard Chartered, PLC. (United Kingdom)	125,984		2,729,848
Sumitomo Mitsui Financial Group, Inc. (Japan)	314		2,977,474
Sumitomo Realty & Development Co., Ltd. (Japan)	127,000		1,892,838
Sun Hung Kai Properties, Ltd. (Hong Kong)	117,000		1,215,505
UBS AG (Switzerland)	15,550		1,330,863
UFJ Holdings, Inc. (Japan)*	138		1,124,796
Unibail (France)	7,157	[2]	1,041,127

International Equity Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Total Financials			$61,594,955
Health Care - 5.8%
AstraZeneca PLC (United Kingdom)	22,966		1,076,183
Eisai Co., Ltd. (Japan)	26,100	[2]	1,121,519
Essilor International SA (France)	15,108		1,254,670
GlaxoSmithKline PLC (United Kingdom)	77,000		1,970,106
Merck KGaA (Germany)	17,349		1,465,849
Roche Holding AG (Switzerland)	9,945		1,387,345
Sanofi-Synthelabo SA (France)	24,525		2,037,499
Schering AG (Germany)	11,579		734,569
Taisho Pharmaceutical Co., Ltd. (Japan)	34,000		615,536
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	25,800	[2]	862,236
Total Health Care			12,525,512
Industrials - 7.9%
ABB, Ltd. (Switzerland)*	154,500		1,135,326
BAE Systems PLC (United Kingdom)	117,500		715,105
Dai Nippon Printing Co., Ltd. (Japan)	42,000	[2]	681,486
European Aeronautic Defense and Space Co. (Netherlands)	46,492		1,655,711
FANUC, Ltd. (Japan)	21,200	[2]	1,726,982
Hutchison Whampoa, Ltd. (Hong Kong)	137,000		1,419,783
Komatsu Ltd. (Japan)	50,000		684,815
Kuehne & Nagel International AG (Switzerland)	3,444		856,176
Macquarie Infrastructure Group (Australia)	145,572		446,149
MAN AG (Germany)	18,400		947,970
Mitsubishi Corp. (Japan)	47,000	[2]	931,496
RT Group PLC (United Kingdom)*	360,539		25,513
Ryanair Holdings PLC (Ireland)*	12,900	[2]	587,337
Siemens AG (Germany)	18,990		1,470,934
SNC-Lavalin Group, Inc. (Canada)	10,900		705,410
Tostem Inax Holding Corp. (Japan)	32,000		546,436
Vinci S.A. (France)	10,982	[2]	949,112
Yamato Transport Co., Ltd. (Japan)	103,000	[2]	1,702,384
Total Industrials			17,188,125
Information Technology - 9.1%
Alcatel SA (France)*	83,906		1,129,542
Au Optronics Corp., Sponsored ADR (Taiwan)	86,111	[2]	1,115,999
Canon, Inc. (Japan)	37,900		2,060,055
Chi Mei Optoelectronics Corp., GDR (Taiwan) (a)	128,419		1,418,259
Compal Electronics, Inc. (Taiwan)	155,395	[2]	766,780
Dassault Systemes SA (France)	21,097		1,095,746
Ericsson (LM), Class B (Sweden)	706,000		2,604,477
Flextronics International, Ltd. (Singapore)*	64,500	[2]	828,825
Keyence Corp. (Japan)	4,100		1,037,309
LG.Philips LCD Co., Ltd. (South Korea)*	15,050		625,847
Murata Manufacturing Co., Ltd. (Japan)	3,900		219,305
Nippon Electric Glass Co., Ltd. (Japan)	67,000		1,217,819
Research In Motion, Ltd. (Canada)*	22,800	[2]	1,559,520
Samsung Electronics Co., Ltd. (South Korea)	2,846		1,615,018
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR (Taiwan)	187,814		1,543,831
TomTom NV (Netherlands)*	22,469		1,017,220
Total Information Technology			19,855,552
Materials - 10.6%
Alcan, Inc. (Canada)	22,504		714,520
Aracruz Celulose SA (Brazil)	19,500		791,310
Arcelor (Luxembourg)	93,200		2,184,921
Bayer AG (Germany)*	29,596		1,089,215

International Equity Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Materials (continued)
BOC Group PLC (United Kingdom)	46,378		$947,452
Cameco Corp. (Canada)	13,200		706,200
China Shenhua Energy Co., Ltd. (China)*	787,500		923,754
Cia de Minas Buenaventura SA (Peru)	17,200		534,060
Compania Vale do Rio Doce - ADR (Brazil)	16,200	[2]	710,532
Gold Fields, Ltd. (South Africa)	65,500	[2]	971,076
Goldcorp, Inc. (Canada)	56,000		1,124,246
Impala Platinum Holdings, Ltd. (South Africa)	47,800	[2]	1,358,959
JFE Holdings, Inc. (Japan)	49,100		1,603,983
Meridian Gold, Inc. (Canada)*	37,700		823,449
Placer Dome, Inc. (Canada)	79,400		1,360,733
POSCO (South Korea)	7,600		1,721,363
Rio Tinto PLC (United Kingdom)	44,532		1,830,401
Svenska Cellulosa AB (Sweden)*	45,900		1,614,353
Xstrata PLC (United Kingdom)	81,025		2,109,334
Total Materials			23,119,861
Telecommunication Services - 3.1%
Bharti Tele-Ventures Ltd. (India)*	59,200		470,194
NTT DoCoMo, Inc. (Japan)	580		1,040,356
Singapore Telecommunications, Inc. (Singapore) [6]	1,071,857		1,556,668
Sk Telecom Co., Ltd. (South Korea)	1,800		351,961
Vodafone Group PLC (United Kingdom)	1,263,429		3,296,940
Total Telecommunication Services			6,716,119
Utilities - 2.3%
E.ON AG (Germany)	12,900		1,190,045
Endesa, S.A. (Spain)	65,900	[2]	1,769,763
Hong Kong & China Gas Co., Ltd. (Hong Kong)	527,000		1,089,450
National Grid PLC (United Kingdom)	111,361		1,048,619
Total Utilities			5,097,877
Total Common Stocks (cost $169,110,462)			216,816,262
Short-Term Investments - 12.9%
Other Investment Companies - 12.4%[1]
JP Morgan Prime Money Market Fund, Institutional Class Shares, 3.59%	1,714,434		1,714,434
Bank of New York Institutional Cash Reserves Fund, 3.81%[3]	25,286,940		25,286,940
Total Other Investment Companies			27,001,374

	Principal Amount
Other Short-Term Investments - 0.5%[1]
Goldman Sachs Promissory Note, 3.97%[3]	$1,000,980		1,002,188
Total Short-Term Investments (cost $28,003,562)			28,003,562
Total Investments - 112.6% (cost $197,114,024)			244,819,824
Other Assets, less Liabilities - (12.6)%			(27,363,650)
Net Assets - 100.0%			$217,456,174

Emerging Markets Equity Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 90.7%
Consumer Discretionary - 7.6%
Astra International Tbk PT (Indonesia)	1,230,000		$1,168,992
Consorcio ARA, S.A. de C.V. (Mexico)	330,000		1,251,617
Genting Berhad (Malaysia)	239,600		1,361,311
Hankook Tire Co., Ltd. (South Korea)	87,000		1,159,090
Land and Houses PCL (Thailand)	5,000,000		1,041,038
Maruti Udyog Ltd. (India)	95,533		1,213,776
Total Consumer Discretionary			7,195,824
Consumer Staples - 4.6%
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)	56,000	[2]	1,616,720
IOI Corp., Berhad (Malaysia) [6]	476,000		1,502,892
IOI Oleochemical Industries Berhad (Malaysia)	416		1,258
Shinsegae Co., Ltd. (South Korea)	3,500		1,301,389
Total Consumer Staples			4,422,259
Energy - 10.3%
China Petroleum and Chemical Corp., Class H (Hong Kong)	2,965,000		1,352,465
LUKOIL Holdings, ADR (Russia)	30,800		1,778,700
Oao Gazprom-Sponsored ADR (Russia)	26,421	[2]	1,773,232
Oil & Natural Gas Corp., Ltd. (India)	52,000		1,254,789
Petroleo Brasileiro S.A., Sponsored ADR (Brazil)	18,700	[2]	1,336,863
PTT Public Co., Ltd. (Thailand)	146,000		869,577
Surgutneftegaz Sponsored ADR (Russia)	26,000	[2]	1,404,000
Total Energy			9,769,626
Financials - 20.9%
Bancolombia S.A. (Colombia)	24,000		526,800
Bank Hapoalim, Ltd. (Israel)	320,000		1,244,638
Fubon Financial Holding Co., Ltd. (Taiwan)	1,289,000		1,185,906
Grupo Financiero Banorte S.A. de C.V. (Mexico)	167,000		1,488,554
Haci Omer Sabanci Holding AS (Turkey)	240,000		1,238,758
ICICI Bank Ltd. (India)	22,204		304,752
ICICI Bank Ltd., Sponsored ADR (India)	38,000		1,073,500
Kookmin Bank, Sponsored ADR (South Korea)	31,257	[2]	1,851,976
Public Bank Berhad (Malaysia)	690,000		1,273,726
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	9,300		966,755
Sanlam, Ltd. (South Africa)	820,000		1,651,871
Savings Bank of The Russian Federation, GDR, (Russia)	16,000	[2]	1,528,000
Shinhan Financial Group Co., Ltd. (South Korea)	37,000		1,292,814
SM Investments Corp. (Philippines)	71,560		278,925
SM Prime Holdings, Inc. (Philippines)	800		103
Turkiye Is Bankasi (Isbank) (Turkey)	345,000		2,393,991
Uniao de Bancos Brasileiros SA (Brazil)	29,000	[2]	1,525,400
Total Financials			19,826,469
Health Care - 1.8%
Richter Gedeon Rt (Hungary)	9,565		1,724,993
Industrials - 11.2%
Alfa, S.A. (Mexico)	233,000		1,430,369
Barloworld Ltd (South Africa)	80,000		1,464,317
China Shipping Development Co., Ltd. (China)	1,600,000		1,348,356
Contax Participacoes S.A. (Brazil)*	64,000		39,757
Daelim Industrial Co., Ltd. (South Korea)	18,000		1,271,906
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (South Korea)	65,000		1,469,793
EVA Airways Corp. (Taiwan)	2,679,448		1,066,447
Malaysia International Shipping Corporation Berhad (Malaysia)	260,000		1,276,201
Sime Darby Berhad (Malaysia)	750,000		1,233,749
Total Industrials			10,600,895

Emerging Markets Equity Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 11.2%
Advanced Semiconductor Engineering, Inc. (Taiwan)	1,885,728		$1,281,279
Compal Electronics Inc. (Taiwan)	1,112,532		1,102,019
Hon Hai Precision Industry Co., Ltd. (Taiwan)	301,154		1,408,231
Hynix Semiconductor, Inc. (South Korea)*	46,000		1,022,794
Samsung Electronics Co., Ltd., GDR, (South Korea) (a)	6,670		1,882,842
Satyam Computer Services Ltd., ADR (India)	47,000		1,420,340
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	957		1,542
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR (Taiwan)	165,999		1,364,512
United Microelectronics Corp. (Taiwan)	1,831,007		1,180,501
Total Information Technology			10,664,060
Materials - 8.5%
Anglo American PLC (United Kingdom)	50,000		1,497,005
Compania Vale do Rio Doce - ADR (Brazil)	42,000		1,842,120
Formosa Chemicals & Fibre Corp. (Taiwan)	660		996
GMK Norilsk Nickel, Sponsored ADR (Russia)	18,500	[2]	1,467,975
Hindalco Ind., Ltd., Sponsored GDR, (India) (a)	390,000	[2]	1,304,433
Sappi Ltd. (South Africa)	82,143		968,439
Siam Cement Public Co., Ltd., The (Thailand)	155,000	[2]	963,066
Total Materials			8,044,034
Telecommunication Services - 12.4%
Advanced Information Services PCL (Thailand)	510,000	[2]	1,346,962
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)*	647,420		871,286
Bharti Tele-Ventures Ltd. (India)*	193,000		1,532,897
Cesky Telecom a.s. (Czech Republic)	63,300		1,269,318
China Telecom Corp., Ltd., Class H (China)	3,504,000		1,319,766
Mobile Telesystems, Sponsored ADR (Russia)	33,000	[2]	1,342,440
Tele Norte Leste Participacoes S.A. (Brazil)	64,000	[2]	1,057,920
Telekomunikasi Indonesia Tbk P (Indonesia)	2,500,000		1,303,018
Turkcell Iletisim Hizmet AS (Turkey)	315,331		1,734,091
Total Telecommunication Services			11,777,698
Utilities - 2.2%
Empresa Nacional de Electricidad SA/Chile, ADR (Chile)	45,000	[2]	1,341,450
Tenaga Nasional Berhad (Malaysia)	275,000		788,007
Total Utilities			2,129,457
Total Common Stocks (cost $60,789,019)			86,155,315
Preferred Stock - 6.3%
Braskem SA , Preferred A (Brazil)	120,000		1,231,517
Companhia Energetica de Minas Gerais, 1.58% (Brazil)	50,800,000		1,932,168
Hyundai Motor Co., Ltd., 3.92% (South Korea)	30,560		1,557,559
Tam S.A. (Brazil)	113,000		1,281,750
Total Preferred Stock (cost $3,833,794)			6,002,994
Other Investment Companies - 20.6%[1]
Bank of New York Institutional Cash Reserves Fund, 3.81%[3]	16,839,288		16,839,288
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59%	2,695,255		2,695,255
Total Other Investment Companies (cost $19,534,543)			19,534,543
Total Investments - 117.6% (cost $84,157,356)			111,692,852
Other Assets, less Liabilities - (17.6)%			(16,743,466)
Net Assets - 100.0%			$94,949,386

Bond Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description		Principal		Value
Corporate Bonds - 30.5%
Asset-Backed Security-1.6%
Bank of America-First Union National Bank Commercial Mortgage, Series 2001-3, Class A2,		$1,500,000		$1,541,609
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		207,096		205,051
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		3,225,000		3,018,991
Continental Airlines, Inc., 6.648%, 09/15/17		1,601,418		1,547,907
Total Asset-Backed Security				6,313,558
Finance - 8.4%
ASIF Global Financial, 2.380%, 02/26/09	SGD	5,800,000		3,399,850
Barclays Capital Corp., 4.100%, 02/22/10 (a)[5]	THB	109,000,000		2,488,964
Barclays Capital Corp., 4.160%, 02/22/10 (a)[5]	THB	25,000,000		572,872
Cerro Negro Finance Ltd., 7.900%, 12/01/20 (a)		500,000		476,250
Citibank N.A., 15.000%, 07/02/10 (a)[5]	BRL	2,000,000		942,490
Citigroup, Inc., 3.500%, 02/01/08		2,020,000		1,971,482
Colonial Realty L.P., 4.800%, 04/01/11		3,485,000		3,372,330
EOP Operating LP, 6.750%, 02/15/12		500,000		540,764
General Electric Capital Corp., 6.625, 02/04/10	NZD	3,500,000		2,412,214
GMAC, 4.670%, 03/20/07		1,500,000	[2]	1,468,521
GMAC, 5.625%, 05/15/09		500,000	[2]	458,384
GMAC, 6.125%, 01/22/08		2,000,000	[2]	1,931,144
GMAC, 6.875%, 09/15/11		250,000		227,403
GMAC, 7.000%, 12/07/05	GBP	250,000		443,115
GMAC, 7.500%, 12/01/06	NZD	1,000,000		662,912
GMAC International Finance BV, 8.000%, 03/14/07	NZD	950,000		645,424
Inter-American Development Bank, 0.000%, 05/11/09[4]	BRL	6,500,000		1,722,391
Inter-American Development Bank, 6.000%, 12/15/17	NZD	4,215,000		2,885,090
JPMorgan Chase & Co., 4.000%, 02/01/08		1,000,000	[2]	986,805
JPMorgan Chase & Co., 0.000%, 05/17/10[4,5]	BRL	3,600,000		868,677
Morgan Stanley & Co., Inc., 3.625%, 04/01/08		2,100,000	[2]	2,049,972
NiSource Finance Corp., 6.150%, 03/01/13		1,250,000		1,323,654
SLM Corp., 6.500%, 06/15/10	NZD	500,000		343,233
Spieker Properties, Inc., 7.350%,12/01/17		250,000		288,888
Total Finance				32,482,829
Industrials - 17.6%
Abitibi-Consolidated, Inc., 7.500%, 04/01/28		500,000		422,500
Altria Group, Inc., 7.000%, 11/04/13		1,500,000		1,641,845
America Movil, S.A. de C.V., 4.125%, 03/01/09		3,000,000	[2]	2,918,613
American Airlines, Inc., 8.608%, 04/01/11		125,000		116,990
American Airlines, Inc., Series 01-2, 6.978%, 04/01/11		1,814,636		1,837,913
American President, Ltd., 8.000%, 01/15/24		250,000		256,563
Arrow Electronics, Inc., 6.875%, 07/01/13		500,000		537,343
Bausch & Lomb, Inc., 7.125%, 08/01/28		500,000		538,718
Bowater, Inc., 6.500%, 06/15/13		500,000	[2]	466,250
Chiron Corp., 1.625%, 08/01/33		6,625,000		6,475,937
Cia Brasileira de Bebida, 8.750%, 09/15/13		3,795,000		4,506,562
Clear Channel Communications, 4.250%, 05/15/09		1,500,000		1,446,678
Clear Channel Communications, 5.750%, 01/15/13		500,000		494,749
Continental Airlines Inc., Series 991A, 6.545%, 02/02/19		4,279,911		4,196,535
Continental Airlines, Inc., 6.795%, 08/02/20		57,078		49,392
Continental Airlines, Inc., Series 01-1, 6.703%, 06/15/21		403,287	[2]	383,152
Continental Airlines, Inc., Series 99-2, 7.256%, 03/15/20		354,513		356,114
Corning, Inc., 6.850%, 03/01/29		3,400,000		3,431,418
Delphi Corp., 7.125%, 05/01/29[5]		1,950,000	[2]	1,248,000
Devon Energy Corp., 4.900%, 08/15/08		1,250,000	[2]	1,537,500
Devon Energy Corp., 4.950%, 08/15/08		1,692,000		2,081,160
Dillards, Inc., 7.000%, 12/01/28		225,000		207,000
Foot Locker, Inc., 8.500%, 01/15/22		570,000		619,875

Bond Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description		Principal		Value
Industrials (continued)
Ford Motor Co., 6.375%, 02/01/29		$2,500,000		$1,793,750
General Motors Corp., 6.750%, 05/01/28		500,000		346,250
Georgia-Pacific Corp., 7.250%, 06/01/28		500,000	[2]	514,375
Georgia-Pacific Corp., 7.750%, 11/15/29		925,000[2]		992,063
HCA, Inc., 6.250%, 02/15/13		1,940,000		1,917,574
HCA, Inc., 5.750, 03/15/14		2,500,000	[2]	2,382,930
HCA, Inc., 7.050%, 12/01/27		1,600,000		1,511,218
HCA, Inc., 7.580%, 09/15/25		125,000		123,864
Hutchison Whampoa International, Ltd., 5.450%, 11/24/10 (a)		2,225,000		2,266,287
International Paper Co., 4.000%, 04/01/10		1,000,000		952,499
International Paper Co., 4.250%, 01/15/09		1,000,000		978,197
Kellwood Co., 7.625%, 10/15/17[5]		250,000		227,117
Lowe’s Co., Inc., 6.875%, 02/15/28		500,000		593,129
MacMillan Bloedel Ltd., 7.700%, 02/15/26		1,350,000		1,544,821
Motorola, Inc., 7.625%, 11/15/10		60,000		67,905
Motorola, Inc., 8.000%, 11/01/11		1,075,000	[2]	1,256,815
Pemex Project Funding Master Trust, 8.625%, 12/01/23 (a)		950,000		1,156,625
Penney (JC), Co., 7.125%, 11/15/23		33,000		36,300
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)		786,755		791,113
Raytheon Co., 7.000%, 11/01/28		1,500,000		1,757,505
Raytheon Co., 7.200%, 08/15/27		800,000		955,890
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		4,695,000		5,220,135
Schering-Plough Corp., 5.300%, 12/01/13		1,500,000		1,546,688
Teck Cominco Ltd., 7.000%, 09/15/12		1,000,000		1,092,924
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)		250,000		309,964
US West Communications, Inc., 7.250%, 09/15/25		500,000		466,250
Williams Co., Inc., Series A, 7.500%, 01/15/31		1,000,000	[2]	1,062,500
Total Industrials				67,635,495
Utility - 2.9%
Coastal Corp., 6.950%, 06/01/28		300,000		270,000
Constellation Energy Group, Inc., 4.550%, 06/15/15		1,675,000		1,573,575
El Paso Corp., 6.750%, 05/15/09		250,000	[2]	247,500
El Paso Corp., 7.000%, 05/15/11		500,000		498,750
Empresa Nacional de Electricidad SA, 8.625%, 08/01/15		300,000		350,275
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27		2,900,000		3,121,522
Enersis SA, Yankee, 7.400%, 12/01/16		225,000		239,796
MidAmerican Energy Holdings, 5.875%, 10/01/12		750,000		782,555
Southern Natural Gas Co., 7.350%, 02/15/31		1,000,000		1,020,887
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)		2,000,000	[2]	2,342,310
Transocean, Inc., 7.375%, 04/15/18		500,000		595,302
Total Utility				11,042,472
Total Corporate Bonds (cost $112,552,062)				117,474,354
Foreign Government and Agency Obligations - 4.4%
British Columbia, Province of, 6.000, 06/09/08	CAD	560,000		513,848
European Investment Bank, 0.000%, 09/12/08 [4] (a)	BRL	13,323,060		3,937,058
Kommunekredit, 5.000%, 06/07/06	NOK	1,600,000		248,928
Manitoba, Province of, 5.750%, 06/02/08	CAD	3,800,000		3,463,219
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	16,500,000		1,416,408
Mexican Government, 9.000%, 12/20/12	MXN	54,500,000		5,180,296
Mexico Government, 7.500%, 01/14/12	MXN	1,250,000	[2]	1,402,500
Ontario Province, 5.900%, 03/08/06	CAD	585,000		510,093
Province of Alberta, Series CS, Sinking Fund, 5.930%, 09/16/16	CAD	201,318		191,075
Total Foreign Government and Agency Obligations (cost $14,934,258)				16,863,425

Bond Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description		Principal		Value
U.S. Government and Agency Obligations - 59.1%
U.S. Government Agency Obligations - 10.0%
FHLMC., 3.220%, 06/20/07	SGD	500,000		$299,914
FHLMC, 5.250%, 01/01/06		$3,300,000		3,310,854
FHLMC, 5.500%, 09/15/11		5,090,000	[2]	5,326,756
FHLMC, Gold, 5.000%, 12/01/31		244,408		239,943
FNMA, 2.290%, 02/19/09	SGD	3,800,000		2,229,863
FNMA, 2.375%, 02/15/07		7,000,000	[2]	6,815,130
FNMA, 3.250%, 01/15/08		3,000,000		2,923,473
FNMA, 4.000%, 10/01/18		5,819,854		5,608,555
FNMA, 4.000%, 10/01/18		5,520,785		5,320,344
FNMA, 5.000%, 01/15/07		3,200,000	[2]	3,224,218
FNMA, 5.250%, 04/15/07		3,200,000		3,240,288
FNMA, 6.000%, 07/01/29		29,246		29,798
Total U.S. Government Agency Obligations				38,569,136
U.S. Treasury Notes-49.1%
USTN, 1.625%, 02/28/06		12,000,000	[2]	11,891,724
USTN, 1.625%, 10/31/05		7,000,000	[2]	6,990,704
USTN, 1.875%, 12/31/05		11,000,000	[2]	10,952,304
USTN, 2.375%, 08/15/06		985,000		970,764
USTN, 2.500%, 09/30/06		10,000,000	[2]	9,843,750
USTN, 2.750%, 06/30/06		40,000,000	[2]	39,621,880
USTN, 2.750%, 07/31/06		14,785,000	[2]	14,626,180
USTN, 3.000%, 02/15/08		20,000,000	[2]	19,471,100
USTN, 3.250%, 08/15/08		5,000,000	[2]	4,873,830
USTN, 3.500%, 11/15/06		3,400,000	[2]	3,376,492
USTN, 3.625%, 04/30/07		45,000,000	[2]	44,620,290
USTN, 4.375%, 05/15/07		22,000,000		22,073,040
Total U.S. Treasury Notes				189,312,058
Total U.S. Government and Agency Obligations (cost $229,809,497)				227,881,194

		shares
Preferred Stock - 1.2%
Entergy Louisiana, Inc., 4.440%		226		16,795
Entergy New Orleans, Inc., 4.750%		482		35,050
Entergy New Orleans, Inc., 5.560%		100		7,694
Newell Financial Trust I, 5.250%		35,200		1,544,400
Travelers Property Casualty Corp., 4.500%		109,275		2,629,156
Union Electric Co., 3.500%		350		24,150
Wisconsin Electric Power Co., 3.600%		3,946		293,977
Total Preferred Stock (cost $4,244,603)				4,551,222
Short-Term Investments - 20.0%
Other Investment Companies - 17.8%[1]
Bank of New York Institutional Cash Reserve Fund, 3.81%[3]		55,862,542		55,862,542
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59%		12,649,343		12,649,343
Total Other Investment Companies				68,511,885

		Principal Amount
Other Short-Term Investments - 2.2%
Due 10/04/05 to 07/21/06, 3.47% to 3.97%[3]		$8,688,408		8,691,246
Total Short-Term Investments (cost $77,203,131)				77,203,131
Total Investments - 115.2% (cost $438,743,551)				443,973,326
Other Assets, less Liabilities - (15.2)%				(58,663,271)
Net Assets - 100.0%				$385,310,055

Global Bond Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Foreign Government and Agency Obligations - 38.1%
Argentina, Republic of, 2.000%, 09/30/14	ARS	640,000		$226,528
Belgium Government Bond, 3.750%, 03/28/09	EUR	900,000		1,127,793
Bundes Immobil, 4.625%, 09/27/12	EUR	525,000		693,977
Bundes Obligation, 3.250%, 04/17/09 (a)	EUR	230,000		283,654
Bundes Obligation, Series 139, 4.000%, 02/16/07	EUR	305,000		376,057
Canada Government, 0.700%, 03/20/06	JPY	19,000,000		168,104
Denmark, Kingdom of, 6.000%, 11/15/09	DKK	2,320,000		424,297
Development Bank of Japan, 2.875%, 12/20/06	JPY	30,000,000		273,403
Federal Republic of Brazil, 8.750, 02/04/25	USD	105,000		110,933
Irish Government, 4.600%, 04/18/16	EUR	705,000		956,215
Kingdom of Denmark, 4.000%, 08/15/08	DKK	1,465,000		246,677
Kingdom of Spain, 3.100%, 09/20/06	JPY	30,000,000		272,370
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	500,000		42,921
Mexican Government, 9.000%, 12/20/12	MXN	500,000		47,526
Netherlands Government SA, 5.500%, 01/15/28	EUR	445,000		695,075
Ontario Province, 5.700%, 12/01/08	CAD	130,000		119,183
Province of Saskatchewan, 5.750%, 03/05/29	CAD	90,000		89,985
Queensland Treasury Corp., 8.000%, 09/14/07	AUD	870,000		695,530
Republic of Italy, .375%, 10/10/06	JPY	110,000,000		973,262
Republic of Italy, 3.800, 03/27/08	JPY	20,000,000		191,479
Republic of Poland, 1.020%, 06/09/09	JPY	100,000,000		884,595
Republic of South Africa, 5.250%, 05/16/13	EUR	350,000		467,804
Singapore Government, 4.625%, 07/01/10	SGD	945,000		610,037
Spain, Government of, 3.600%, 01/31/09	EUR	945,000		1,177,603
Swedish Government, 5.250%, 03/15/11	SEK	5,550,000		806,341
Swedish Government, 6.500%, 05/05/08	SEK	3,145,000		448,504
U.K. Gilts, 4.750%, 03/04/20	GBP	455,000		842,192
U.K. Treasury, 5.000%, 03/07/12	GBP	365,000		672,842
U.K. Treasury, 6.250%, 11/25/10	GBP	300,000		580,483
United Mexican States, 4.250%, 06/16/15	EUR	250,000		303,613
United Mexican States, Series 6Rg, 6.75%, 06/06/06	JPY	18,000,000		165,691
USTB, 5.000%, 03/07/25	GBP	360,000		696,536
Total Foreign Government and Agency Obligations (cost $15,507,947)				15,671,210
Corporate Bonds - 41.7%
Asset-Backed - 3.3%
DaimlerChrysler Auto Trust, Class A4, Series 2005-A, 3.740%, 02/08/10	USD	340,000		334,114
Honda Auto Receivables Owner Trust, Class A4, Series 2005-1, 3.820%, 05/21/10	USD	330,000		323,681
MBNA Credit Card Master Note Trust, 4.300%, 02/15/11	USD	380,000		377,506
Permanent Financing PLC, 5.100%, 06/11/07	EUR	275,000		345,172
Total Asset-Backed Security				1,380,473
Finance - 22.1%
Arcel Finance Ltd., 7.048%, 09/01/11 (a)	USD	147,960		150,179
Barclays Capital Corp., 4.100%, 02/22/10 (a)[5]	THB	8,000,000		182,676
Barclays Capital Corp., 4.160%, 02/22/10 (a)[5]	THB	7,000,000		160,404
Barclays Financial LLC, 4.060%, 09/16/10	KRW	220,000,000		206,699
Barclays Financial LLC, 4.460%, 09/23/10	KRW	110,000,000		105,129
Cerro Negro Finance Ltd., 7.900%, 12/01/20 (a)	USD	65,000		61,913
CIT Group Inc., 5.500%, 12/01/14	GBP	80,000		144,859
Citibank N.A., 15.000%, 07/02/10 (a)[5]	BRL	900,000		424,120
Couche-Tard US/Finance, 7.500%, 12/15/13	USD	160,000		164,800
Depfa ACS Bank, 0.750, 09/22/08	JPY	40,000,000		356,460
European Investment Bank, 3.000, 09/20/06	JPY	30,000,000		271,908
Federal Farm Credit Bank, 3.250%, 06/15/07	USD	600,000		588,887
Ford Credit of Canada Ltd., 7.250%, 12/07/07	GBP	25,000		44,210
Ford Motor Credit Co., 5.700%, 01/15/10	USD	30,000	[2]	27,252
GMAC International Finance BV, 8.000%, 03/14/07	NZD	160,000		108,703

Global Bond Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Finance (continued)
Hypothekenbank in Essen AG, 5.250%, 01/22/08	EUR	810,000		$1,035,865
Inter-American Development Bank, 1.900%, 07/08/09	JPY	60,000,000		557,373
Japan Bank for International Cooperation, 0.350%, 03/19/08	JPY	18,000,000		159,144
KfW International Finance, Inc., 1.750%, 03/23/10	JPY	20,000,000		184,882
KfW International Finance, Inc., 2.050%, 09/21/09	JPY	148,000,000		1,379,839
MBNA Europe Funding, PLC, 6.500%, 03/27/07	EUR	50,000		63,723
Molson Coors Capital Financial, 5.000%, 09/22/15	CAD	225,000		192,340
Morgan Stanley Co., Series EMTN, 5.375%, 11/14/13	GBP	120,000		217,304
Muenchener Hypothekenbank eG, 5.000%, 01/16/12	EUR	30,000		40,449
NGG Finance, PLC, 6.125%, 08/23/11	EUR	55,000		76,697
Nordic Investment Bank, 5.250%, 04/20/06	SEK	2,000,000		263,223
Oesterreichische Kontrollbank AG, 1.800%, 03/22/10	JPY	140,000,000		1,297,432
Qwest Capital Funding, Inc., 7.250%, 02/15/11	USD	75,000	[2]	71,438
Russell Corp., 9.250%, 05/01/10	USD	45,000		45,450
RWE Finance B.V., 6.125%, 10/26/12	EUR	55,000		78,487
Simon Property Group, L.P., 4.825%, 03/18/10	USD	180,000		179,514
SLM Corp., 6.500%, 06/15/10	NZD	85,000		58,350
Wells Fargo & Co., 5.750%, 07/12/10	AUD	260,000		196,512
Total Finance				9,096,221
Industrials - 13.9%
AGCO Corp., 6.875%, 04/15/14	EUR	120,000		152,093
Albertson’s, Inc., 7.450%, 08/01/29	USD	5,000		4,313
America Movil SA, 9.000%, 01/15/16	MXN	1,400,000		130,007
America Movil, S.A. de C.V., 4.125%, 03/01/09	USD	135,000	[2]	131,338
American Standard, Inc., 7.125%, 06/01/06	EUR	75,000		93,136
American Standard, Inc., 8.250%, 06/01/09	GBP	50,000		97,743
ASIF Global, 2.380%, 02/26/09 (a)	SGD	500,000		293,091
Avenor Inc., 10.850%, 11/30/14	CAD	165,000		165,536
Bavaria S.A., 8.875%, 11/01/10 (a)	USD	60,000		66,180
Canadian Pacific Railway, Ltd., 4.900%, 06/15/10	CAD	195,000		174,210
Casino Guichard-Perrach S.A., 4.750%, 07/21/11	EUR	170,000		212,688
Clear Channel Communications, Inc., 4.500%, 01/15/10	USD	190,000	[2]	182,523
Corning Inc., 6.750%, 09/15/13	USD	125,000		133,880
DaimlerChrysler N.A. Holdings Corp., 4.875%, 06/15/10	USD	95,000	[2]	93,102
Del Monte Foods Co., 6.750, 02/15/15 (a)	USD	150,000	[2]	150,750
Desarrolladora Homex SA, 7.500%, 09/28/15	USD	155,000	[2]	155,000
Deutsche Telekom, 5.250, 05/20/08	EUR	60,000		76,873
Diageo Capital Beverages, 3.875%, 01/06/09	EUR	65,000		80,904
EOP Operating LP, 4.650%, 10/01/10	USD	320,000		314,689
Fisher Scientific International, Inc., 6.125%, 07/01/15 (a)	USD	145,000		145,363
Georgia-Pacific Corp., 7.250%, 06/01/28	USD	160,000	[2]	164,600
Hanarotelecom, Inc., 7.000%, 02/01/12 (a)	USD	50,000		49,349
HCA, Inc., 5.500%, 12/01/09	USD	150,000		146,920
Hutchison Whampoa International, Ltd., 7.450%, 11/24/33 (a)	USD	80,000		92,408
Kroger Co., The, 5.500%, 02/01/13	USD	90,000	[2]	90,331
Lear Corp., Series B, 5.750%, 08/01/14	USD	145,000	[2]	121,075
Lucent Technologies inc., 6.450%, 03/15/29	USD	115,000	[2]	100,481
MGM MIRAGE, 6.000%, 10/01/09	USD	180,000		177,750
News America Holdings, 8.625%, 02/07/14 [5]	AUD	350,000		284,883
Pearson PLC, 6.125%, 02/01/07	EUR	35,000		44,115
Pemex Project Funding Master Trust, 7.875%, 02/01/09	USD	325,000		351,813
Phillips-Van Heusen Corp., 7.250%, 02/15/11	USD	70,000		70,350
Quest Corp., 7.875%, 09/01/11	USD	75,000		78,188
Rogers Wireless Inc., 7.625%, 12/15/11	CAD	115,000		106,022
Rogers Wireless, Inc., 6.375%, 03/01/14	USD	70,000		70,350
Shaw Communications, Inc., 7.500%, 11/20/13	CAD	175,000		163,706

Global Bond Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description		Principal		Value
Industrials (continued)
Sing Telecommunications, 6.000%, 11/21/11	EUR	50,000		$69,530
Smithfield Foods, Inc., 7.000%, 08/01/11	USD	145,000		147,900
Stena AB, 7.000%, 12/01/16	USD	85,000		78,624
Stena AB, 7.500%, 11/01/13	USD	75,000		72,938
Vale Overseas Limited, 8.250, 01/17/34	USD	50,000	[2]	56,374
Williams Co., Inc., 7.875%, 09/01/21	USD	90,000		99,000
WPP Group, PLC, 6.000%, 06/18/08	EUR	50,000		65,160
Xerox Corp., 6.875%, 08/15/11	USD	140,000		146,300
Total Industrials				5,701,586
Utilities - 2.4%
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	USD	100,000		107,639
Enersis SA, Yankee, 7.400%, 12/01/16	USD	80,000	[2]	85,261
L-3 Communications Corp., 6.375%, 10/15/15 (a)	USD	155,000		156,163
Pioneer Natural Resources Co., 6.500%, 01/15/08	USD	110,000		112,942
Scottish Power, 6.625%, 01/14/10	GBP	90,000		170,904
Tennessee Valley Authority, 5.375%, 11/13/08	USD	360,000		369,763
Total Utilities				1,002,672
Total Corporate Bonds (cost $16,863,446)				17,180,952
U.S. Government and Agency Obligations - 14.5%
U.S. Agency - 6.9%
Federal Farm Credit Bank, 4.125%, 04/15/09	USD	695,000		686,822
Federal Farm Credit Banks Funding Corp., 3.375%, 07/15/08	USD	650,000		632,076
FNMA, 1.750%, 03/26/08	JPY	140,000,000		1,277,083
FNMA, 2.290%, 02/19/09	SGD	400,000		234,722
Total U.S. Agency				2,830,703
U.S. Treasury - 7.6%
USTB, 5.375%, 02/15/31	USD	590,000	[2]	660,984
USTN, 2.500%, 10/31/06	USD	1,510,000	[2]	1,484,224
USTN, 3.250%, 08/15/08	USD	615,000	[2]	599,481
USTN, 5.750%, 08/15/10	USD	370,000	[2]	394,614
Total U.S. Treasury				3,139,303
Total U.S. Government and Agency Obligations (cost $6,367,521)				5,970,006

		Shares
Other Investment Companies - 14.6%[1]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59%		1,770,150		1,770,150
Bank of New York Institutional Cash Reserves Fund, 3.81%[3]		4,238,331		4,238,331
Total Short-Term Investments (cost $6,008,481)				6,008,481
Total Investments - 108.9% (cost $44,747,395)				44,830,649
Other Assets, less Liabilities - (8.9)%				(3,674,810)
Net Assets - 100.0%				$41,155,839

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2005, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Value	$138,153,244	$20,644,215	$(4,148,258)	$16,495,957
Capital Appreciation	113,005,542	13,282,200	(1,496,454)	11,785,746
Small Company	33,781,259	8,790,316	(1,098,769)	7,691,547
Special Equity	3,768,485,115	805,326,378	(94,156,358)	711,170,020
International Equity	197,114,024	51,624,086	(3,918,286)	47,705,800
Emerging Markets	84,157,356	28,590,446	(1,054,950)	57,535,496
Bond	438,743,551	9,479,057	(4,249,282)	5,229,775
Global Bond	44,747,395	1,092,255	(1,009,001)	83,254

*	Non-income-producing security

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2005, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
International Equity	$1,418,259	0.7%
Emerging Markets	3,187,275	3.4%
Bond	20,504,068	5.3%
Global Bond	2,216,250	5.4%

[1]	Yield shown for an investment company represents its September 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of September 30, 2005, amounting to:

Fund	Market Value	% of Net Assets
Value	$33,299,954	27.6%
Capital Appreciation	25,327,317	24.7%
Small Company	6,953,604	20.3%
Special Equity	957,853,451	27.4%
International Equity	25,130,268	11.6%
Emerging Markets	16,423,758	17.3%
Bond	104,744,069	27.2%
Global Bond	4,840,798	11.8%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments. Additional non-cash collateral is as follows:

Fund	Market Value Non-Cash	Total Collateral	% of Securities Loaned
Value	$484,960	$34,014,163	102.1%
Capital Appreciation	2,572,265	25,798,561	102.0%
Small Company	2,095	7,112,351	102.3%
Special Equity	8,786,845	980,276,758	102.3%
International Equity	—	26,289,128	104.6%
Emerging Markets	—	16,839,288	102.5%
Bond	41,551,536	107,282,705	102.4%
Global Bond	705,349	4,959,024	102.4%

[4]	Zero coupon security.

[5]	Security is deemed Illiquid.

[6]	Affiliated Company

Summary of Transactions with Affiliated Companies - Special Equity

As of September 30, 2005 Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value
Anaren Microwave, Inc.	—	—	—	$14,916,390
Axsys Technologies, Inc.	$6,482,764	$5,648,233	—	12,620,016
Meristar Hospitality Corp.	—	—	—	45,874,598
Terayon Communication Systems, Inc.	$11,876,755	—	—	14,912,820

Totals	$18,359,519	$5,648,233	—	$88,323,824

Summary of Transactions with Affiliated Companies – International Equity

As of September 30, 2005 Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value
Singapore Telecommunications, Inc.	—	$262,279	$66,158	$1,556,668

Summary of Transactions with Affiliated Companies – Emerging Markets

As of September 30, 2005 Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value
IOI Corp., Berhad	$552,151	—	$34,553	$1,502,892

Futures Contracts (International Equity):

When the Fund enters into a futures contract, it agrees to buy or sell the contract’s underlying instrument at a future date and agreed upon price. The Fund deposits either cash or securities in an amount equal to a certain percentage of the contract value, (initial margin) with the futures broker. Subsequent payments (variation margin) are made each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund had the following open futures contracts at September 30, 2005:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
3-Month Eurodollar	9	Long	12/16/05	$7,055
3-Month Canadian Dollar	4	Long	12/16/05	$5,500

Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Funds, except Value, Capital Appreciation, and Small Company, may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Open forward foreign currency exchange contracts (in U.S. Dollars) at September 30, 2005, were as follows:

Foreign Currency		Settlement Date	Current Value (Receivable Amount)	Contract Value (Payable Amount)	Unrealized Gain/Loss
International Equity
Australian Dollar	Short	10/06/05	$(20,870)	$(20,936)	$(66)
Canadian Dollar	Short	10/03/05	(71,141)	(71,306)	(165)
Swiss Franc	Short	10/03/05	(349,850)	(351,117)	(1,267)
euro-dollar Contracts	Short	10/04/05	(120,271)	(120,494)	(223)
euro-dollar Contracts	Short	10/05/05	(56,830)	(56,990)	(160)
Pound Sterling	Short	10/04/05	(42,027)	(42,205)	(178)
Pound Sterling	Long	10/03/05	64,068	64,184	116
Hong Kong Dollar	Long	10/03/05	141,477	141,498	21
Hong Kong Dollar	Long	10/04/05	54,453	54,449	(4)
Japanese Yen	Long	10/03/05	214,724	214,659	(65)
Japanese Yen	Long	10/04/05	123,793	123,561	(232)
Japanese Yen	Long	10/05/05	30,930	30,927	(3)
South African Rand	Long	10/03/05	51,381	51,508	127
South African Rand	Long	10/04/05	87,793	89,105	1,312

Total			$107,630	$106,843	$(787)

Global Bond
Australian Dollar	Short	11/14/05	$(878,513)	$(883,972)	$(5,459)
Australian Dollar	Short	11/29/05	(313,387)	(316,064)	(2,677)
Pound Sterling	Short	10/31/05	(1,233,348)	(1,255,338)	(21,990)
Mexican Peso	Short	10/05/05	(97,452)	(97,265)	187
Mexican Peso	Long	10/05/05	128,320	128,714	394
New Zealand Dollar	Short	11/14/05	(161,271)	(162,293)	(1,022)
Singapore Dollar	Short	10/05/05	(153,996)	(153,905)	91
Singapore Dollar	Long	10/05/05	163,172	163,076	(96)

Total			$(2,546,475)	$(2,577,047)	$(30,572)

Investments Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC: Federal Home Loan Mortgage Corp.	USTB: United States Treasury Bond
FNMA: Federal National Mortgage Association	USTN: United States Treasury Note
GNMA: Government National Mortgage Association	GMAC: General Motors Acceptance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar	SEK:	Swedish Krona
CAD:	Canadian Dollar	SGD:	Singapore Dollar
DKK:	Danish Krone	NZD:	New Zealand Dollar
EUR:	euro	NOK:	Norwegian Krone
GBP:	British Pound	ZAR:	South African Rand
HUF:	Hungarian Forint	JPY:	Japanese Yen
BRL:	Brazilian Real	CHF:	Swiss Franc

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ PETER M. LEBOVITZ
Peter M. Lebovitz, President

Date: November 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER M. LEBOVITZ
Peter M. Lebovitz, President

Date: November 14, 2005

By:	/s/ BRUCE M. ARONOW
Bruce M. Aronow, Chief Financial Officer

Date: November 14, 2005